Disposal of Subsidiaries and Discontinued Operation - Schedule of Consolidated Balance Sheets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Consolidated Balance Sheets [Abstract]
Cash and cash equivalents		$ 19,040
Advanced to suppliers		718
Accounts receivable, net		694,984
Prepaid expenses and other current assets		83,858
Inventories, net		249,253
Amount due from related parties		362,132
Current assets held-for-sale		1,409,985
Property and equipment, net		632,450
Right-of-use assets		299,121
Deferred tax assets		1,075
Non-current assets held-for-sale		932,646
Accounts payable		310,484
Accrued expenses and other current liabilities		53,469
Operating lease liabilities - current		175,272
Amounts due to related parties		642,032
Current liabilities held-for-sale		1,181,257
Operating lease liabilities - non-current		135,209
Non-current liabilities held-for-sale		$ 135,209